Subsequent Events (Details) - USD ($)		2 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 01, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 18, 2022	Oct. 03, 2016
Subsequent Event [Line Items]
Ordinary shares redeemed, value			$ 175,000,000	$ 146,931,000
Buyback program
Subsequent Event [Line Items]
Stock repurchase program, authorized amount							$ 400,000,000
Ordinary shares redeemed, value	$ 5,300,000		$ 175,000,000	$ 141,600,000	$ 372,100,000
Subsequent event | Buyback program
Subsequent Event [Line Items]
Stock repurchase program, authorized amount						$ 100,000,000
Ordinary shares redeemed, value		$ 80,900,000